Other Current and Non-Current Assets - Schedule of Other Assets, Noncurrent (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivable from sale of the deposit of the land use right	$ 3,269,967	$ 3,326,319
Total	$ 3,269,967	$ 3,326,319